J.P. MORGAN INCOME FUNDS

JPMorgan Inflation Managed Bond Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 3, 2014

to the Prospectuses dated July 1, 2013, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Inflation Managed Bond Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Scott E. Grimshaw	2010	Executive Director
Deepa Majmudar	2010	Managing Director
Steven Lear	2013	Managing Director

In addition, the paragraphs entitled “Inflation Managed Bond Fund” in the section titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Inflation Managed Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. The portfolio management team consists of Scott E. Grimshaw, Executive Director and CFA charterholder, Deepa Majmudar, Managing Director, and Steven S. Lear, Managing Director and CFA charterholder. Mr. Grimshaw is responsible for the day-to-day management of the Fund’s portfolio of securities whereas Ms. Majmudar is responsible for implementing the inflation-managed strategy of the Fund through the use of the CPI-U swaps. Mr. Grimshaw is part of the Taxable Bond Team. He is also responsible for the government sector and has been part of the team responsible for management of the Fund since its inception. Ms. Majmudar is a portfolio manager in the Diversified Strategies Group. An employee since 2003, Ms. Majmudar is responsible for developing quantitative and risk management strategies and portfolio management. Ms. Majmudar has been part of the team responsible for management of the Fund since its inception. Mr. Lear leads the U.S. Macro team. In this role, he is responsible for overseeing the U.S. Broad market strategies, including core, core plus, long duration and stable value. Prior to joining JPMIM in 2008, Mr. Lear was at Schroder Investment Management for ten years, serving as the head of the U.S. fixed income securities for seven years. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IMB-PM-314

J.P. MORGAN INCOME FUNDS

JPMorgan Inflation Managed Bond Fund

(All Share Classes)

(as series of JPMorgan Trust I)

Supplement dated March 3, 2014

to the Statement of Additional Information

dated July 1, 2013, as supplemented

Effective immediately, the portfolio managers’ information for the JPMorgan Inflation Managed Bond Fund in the section entitled “Portfolio Managers” of the Statement of Additional Information is hereby replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of February 28, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Inflation Managed Bond Fund	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Scott Grimshaw	3	$2,382,727	2	$338,893	33	$5,081,373
Deepa Majmudar	3	3,431,259	1	123,175	0	0
Steven Lear*	3	2,528,574	1	44,076	20	3,765,501

*As of December 31, 2013.

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of February 28, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Inflation Managed Bond Fund	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Scott Grimshaw	0	$0	0	$0	0	$0
Deepa Majmudar	0	0	0	0	0	0
Steven Lear*	0	0	0	0	0	0

*As of December 31, 2013.

SUP-SAI-IMB-PM-314

Portfolio Managers – Ownership of Securities

The following table indicates for each Fund the dollar range of securities beneficially owned by each portfolio manager, as of February 28, 2013.

Aggregate Dollar Range of Securities in the Fund
Inflation Managed Bond Fund	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Scott Grimshaw	X
Deepa Majmudar	X
Steven Lear	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE